Property, Equipment and Software, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Equipment and Software
Total cost	$ 26,803	$ 17,053
Less: Accumulated depreciation and amortization	(11,150)	(10,434)
Total property, equipment and software, net	15,653	6,619
Depreciation expense	1,217	1,596	$ 2,449
Leasehold improvements
Property, Equipment and Software
Total cost	4,152	3,641
Computers and electronic equipment
Property, Equipment and Software
Total cost	8,930	7,830
Office equipment
Property, Equipment and Software
Total cost	408	399
Software
Property, Equipment and Software
Total cost	1,240	998
Construction in progress
Property, Equipment and Software
Total cost	$ 12,073	$ 4,185